OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Financial assets:
Deposits	$ 7	¥ 46
Others		3	32
Total	$ 7	¥ 49	¥ 32